Income Tax: (Details 2) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Deferred income tax assets
Net operating loss carry forwards	$ 35,159,013	$ 35,964,366
Property, Plant and Equipment	3,227,602	3,227,745
Capital loss carry forwards	1,466,726	1,478,385
Other deferred tax assets	157,500	204,209
Total deferred tax assets	40,010,841	40,874,705
Valuation allowance	(39,854,089)	(40,662,538)
Net deferred tax asset	156,752	212,167
Deferred income tax liabilities
Cash held in trust	(12,364,861)	(18,585,000)
Other deferred tax liability	(32,265)	(29,650)
Net deferred income tax liability	$ (12,240,374)	$ (18,402,483)